Employees' Retirement Benefits (Net Periodic Pension Cost) (Detail) - Contract-type Corporate Pension Plan, Defined Benefit - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,501	¥ 9,438	¥ 8,562
Interest cost on projected benefit obligation	1,123	2,113	2,821
Expected return on plan assets	(1,915)	(1,931)	(2,003)
Amortization of prior service cost	(558)	(694)	(851)
Amortization of actuarial gains and losses	1,649	1,128	834
Amortization of transition obligation	48	49	112
Net periodic pension cost	¥ 9,848	¥ 10,103	¥ 9,475